Right-of-use assets (Details) - Schedule of Maturities of Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Member]
2024	$ 2,704
2025	2,704
2026	2,028
Less: imputed interest	350
Present value of lease liabilities	$ 7,086